Restricted short-term deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash And Investments [Line Items]
Restricted Of Short Term Deposit	$ 47,741	$ 285
Loans Payable
Restricted Cash And Investments [Line Items]
Line of credit facility, Maximum Borrowing Capacity	$ 47,000